UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2014

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments:

Putnam Multi-Cap Value Fund

The fund's portfolio
7/31/13 (Unaudited)

COMMON STOCKS (98.7%)(a)
			Shares	Value

Aerospace and defense (6.0%)

Alliant Techsystems, Inc.			32,300	$3,007,130

B/E Aerospace, Inc.(NON)			55,700	3,882,847

Honeywell International, Inc.			50,900	4,223,682

L-3 Communications Holdings, Inc.			50,100	4,666,815

Northrop Grumman Corp.			52,100	4,796,326

				20,576,800
Airlines (1.1%)

Delta Air Lines, Inc.(NON)			175,700	3,730,111

				3,730,111
Beverages (4.2%)

Beam, Inc.			68,100	4,425,819

Coca-Cola Enterprises, Inc.			261,500	9,816,710

				14,242,529
Capital markets (4.5%)

Ameriprise Financial, Inc.			57,962	5,158,618

Charles Schwab Corp. (The)			195,100	4,309,759

Invesco, Ltd.			50,300	1,619,157

KKR & Co. LP			128,000	2,617,600

Raymond James Financial, Inc.			37,087	1,634,424

				15,339,558
Chemicals (3.0%)

Axiall Corp.			55,400	2,442,032

LyondellBasell Industries NV Class A			68,500	4,706,635

Tronox, Ltd. Class A(S)			136,119	2,955,143

				10,103,810
Commercial banks (6.3%)

Bancorp, Inc. (The)(NON)			175,345	2,630,175

BB&T Corp.			82,100	2,930,149

Fifth Third Bancorp			102,200	1,965,306

First Niagara Financial Group, Inc.			171,700	1,835,473

First Republic Bank			62,500	2,699,375

Regions Financial Corp.			295,800	2,960,958

UMB Financial Corp.(S)			26,900	1,608,620

Webster Financial Corp.			67,400	1,835,976

Zions Bancorp.(S)			98,700	2,925,468

				21,391,500
Commercial services and supplies (2.0%)

ADT Corp. (The)(NON)(S)			49,500	1,983,960

Tyco International, Ltd.			139,420	4,853,210

				6,837,170
Communications equipment (0.6%)

Polycom, Inc.(NON)			227,600	2,175,856

				2,175,856
Computers and peripherals (0.6%)

NetApp, Inc.			54,503	2,241,163

				2,241,163
Containers and packaging (5.9%)

MeadWestvaco Corp.			67,900	2,508,905

Rock-Tenn Co. Class A			17,900	2,046,865

Sealed Air Corp.			154,500	4,208,580

Silgan Holdings, Inc.			235,600	11,365,344

				20,129,694
Diversified consumer services (0.7%)

ITT Educational Services, Inc.(NON)(S)			87,900	2,305,617

				2,305,617
Diversified financial services (3.7%)

Bank of America Corp.			368,300	5,377,180

CME Group, Inc.			34,900	2,581,902

JPMorgan Chase & Co.			82,600	4,603,298

				12,562,380
Diversified telecommunication services (0.7%)

CenturyLink, Inc.(S)			65,500	2,348,175

				2,348,175
Electric utilities (2.4%)

Edison International			50,200	2,502,470

FirstEnergy Corp.(S)			63,500	2,417,445

Great Plains Energy, Inc.			141,800	3,430,142

				8,350,057
Electrical equipment (0.9%)

AMETEK, Inc.			64,775	2,997,787

				2,997,787
Energy equipment and services (4.2%)

Cameron International Corp.(NON)			22,700	1,346,110

Halliburton Co.			117,000	5,287,230

McDermott International, Inc.(NON)			336,400	2,909,860

Weatherford International, Ltd.(NON)			334,700	4,672,412

				14,215,612
Food and staples retail (0.5%)

Kroger Co. (The)			43,900	1,723,953

				1,723,953
Health-care equipment and supplies (6.4%)

Alere, Inc.(NON)			254,575	8,502,805

CareFusion Corp.(NON)			35,300	1,361,521

Covidien PLC			125,142	7,712,501

Merit Medical Systems, Inc.(NON)			343,280	4,510,699

				22,087,526
Health-care providers and services (2.9%)

Aetna, Inc.			32,000	2,053,440

Mednax, Inc.(NON)			38,600	3,760,412

Tenet Healthcare Corp.(NON)			52,500	2,344,125

WellCare Health Plans, Inc.(NON)			29,100	1,775,973

				9,933,950
Household durables (4.3%)

Garmin, Ltd.(S)			107,600	4,312,608

Harman International Industries, Inc.(S)			102,700	6,216,431

Whirlpool Corp.			30,500	4,085,170

				14,614,209
Insurance (6.5%)

American International Group, Inc.(NON)			78,100	3,554,331

Chubb Corp. (The)			28,800	2,491,200

Hartford Financial Services Group, Inc. (The)(S)			131,634	4,062,225

Marsh & McLennan Cos., Inc.			90,000	3,768,300

Validus Holdings, Ltd.(S)			83,800	2,969,034

XL Group PLC			165,800	5,197,830

				22,042,920
IT Services (1.9%)

Computer Sciences Corp.			78,800	3,755,608

Fidelity National Information Services, Inc.			61,400	2,650,024

				6,405,632
Leisure equipment and products (0.7%)

Mattel, Inc.			57,500	2,416,725

				2,416,725
Machinery (1.8%)

Joy Global, Inc.(S)			19,200	950,400

Snap-On, Inc.			33,700	3,196,445

Wabtec Corp.			32,228	1,871,158

				6,018,003
Marine (0.4%)

Diana Shipping, Inc. (Greece)(NON)(S)			124,900	1,227,767

				1,227,767
Media (2.0%)

CBS Corp. Class B			44,100	2,330,244

Regal Entertainment Group Class A(S)			235,900	4,446,715

				6,776,959
Metals and mining (0.4%)

Steel Dynamics, Inc.			96,900	1,507,764

				1,507,764
Multi-utilities (0.9%)

PG&E Corp.			66,200	3,037,918

				3,037,918
Multiline retail (0.6%)

Macy's, Inc.			45,200	2,184,968

				2,184,968
Office electronics (0.8%)

Xerox Corp.			272,100	2,639,370

				2,639,370
Oil, gas, and consumable fuels (5.3%)

Energen Corp.			43,800	2,623,182

Marathon Oil Corp.			182,700	6,642,972

Occidental Petroleum Corp.			16,500	1,469,325

Penn Virginia Corp.(NON)(S)			242,900	1,224,216

Royal Dutch Shell PLC ADR (United Kingdom)			38,909	2,659,430

Southwestern Energy Co.(NON)			59,300	2,300,248

Swift Energy Co.(NON)(S)			96,900	1,234,506

				18,153,879
Personal products (2.3%)

Herbalife, Ltd.(S)			46,800	3,065,400

Prestige Brands Holdings, Inc.(NON)			147,012	4,985,177

				8,050,577
Pharmaceuticals (5.8%)

AbbVie, Inc.			40,700	1,851,036

Actavis, Inc.(NON)			47,800	6,418,106

Endo Health Solutions, Inc.(NON)			85,700	3,296,022

Jazz Pharmaceuticals PLC(NON)			27,200	2,053,872

Questcor Pharmaceuticals, Inc.(S)			31,600	2,111,512

ViroPharma, Inc.(NON)(S)			116,628	4,002,673

				19,733,221
Real estate management and development (0.5%)

CBRE Group, Inc. Class A(NON)			69,000	1,598,730

				1,598,730
Road and rail (0.9%)

Hertz Global Holdings, Inc.(NON)(S)			114,900	2,942,589

				2,942,589
Semiconductors and semiconductor equipment (0.4%)

Micron Technology, Inc.(NON)			106,200	1,407,150

				1,407,150
Software (1.3%)

Symantec Corp.			173,600	4,631,648

				4,631,648
Specialty retail (5.3%)

Best Buy Co., Inc.(S)			132,700	3,992,943

GameStop Corp. Class A(S)			162,600	7,977,156

Men's Wearhouse, Inc. (The)			68,300	2,727,219

TJX Cos., Inc. (The)			65,300	3,398,212

				18,095,530

Total common stocks (cost $269,107,993)				$336,778,807

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

HRT Participacoes EM Petroleo SA 144A (Brazil)	4/4/16	0.000001 BRL	165,878	$122,776

Total warrants (cost $390,317)				$122,776

SHORT-TERM INVESTMENTS (18.7%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.02%(AFF)			7,930,586	$7,930,586

Putnam Cash Collateral Pool, LLC 0.13%(d)			55,700,540	55,700,540

Total short-term investments (cost $63,631,126)				$63,631,126

TOTAL INVESTMENTS

Total investments (cost $333,129,436)(b)				$400,532,709

Key to holding's currency abbreviations
BRL	Brazilian Real
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2013 through July 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $341,169,190.
(b)	The aggregate identified cost on a tax basis is $333,766,813, resulting in gross unrealized appreciation and depreciation of $73,508,993 and $6,743,097, respectively, or net unrealized appreciation of $66,765,896.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$12,556,694	$26,386,134	$31,012,242	$1,080	$7,930,586
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $55,720,308.
The fund received cash collateral of $55,700,540, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$46,394,008	$—	$—
Consumer staples	24,017,059	—	—
Energy	32,369,491	—	—
Financials	72,935,088	—	—
Health care	51,754,697	—	—
Industrials	44,330,227	—	—
Information technology	19,500,819	—	—
Materials	31,741,268	—	—
Telecommunication services	2,348,175	—	—
Utilities	11,387,975	—	—
Total common stocks	336,778,807	—	—
Warrants	—	122,776	—
Short-term investments	7,930,586	55,700,540	—

Totals by level	$344,709,393	$55,823,316	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	122,776	—

Total	$122,776	$—

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Warrants (number of warrants)	190,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 27, 2013